Provisions - Summary of Provisions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Changes In Provisions [line items]
Opening balance	kr 10,923	kr 16,008
Additions	5,247	7,172
Reversal of excess amounts	(1,161)	(1,183)
Negative effect on Income statement	4,086	5,989
Utilization/Cash out	(3,975)	(7,576)
Reclassiﬁcations	(27)	(3,619)
Translation differences	(541)	121
Closing balance	10,466	10,923
Restructuring [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	1,095	3,309
Additions	1,144	436
Reversal of excess amounts	(149)	(290)
Utilization/Cash out	(815)	(1,788)
Reclassiﬁcations	9	(659)
Translation differences	(84)	87
Closing balance	1,200	1,095
Customer Related Provision [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	3,738	8,916
Additions	1,108	1,323
Reversal of excess amounts	(83)	(86)
Utilization/Cash out	(766)	(3,247)
Reclassiﬁcations	(4)	(3,217)
Translation differences	(143)	49
Closing balance	3,850	3,738
Suppliers Related Provision [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	1,309	1,559
Additions	535	1,641
Reversal of excess amounts	(438)	(739)
Utilization/Cash out	(595)	(1,052)
Reclassiﬁcations	(14)	(101)
Translation differences	(6)	1
Closing balance	791	1,309
Warranty [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	941	363
Additions	248	906
Reversal of excess amounts	(99)	(43)
Utilization/Cash out	(105)	(288)
Reclassiﬁcations	3
Translation differences	(1)	3
Closing balance	987	941
Other [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	3,840	1,861
Additions	2,212	2,866
Reversal of excess amounts	(392)	(25)
Utilization/Cash out	(1,694)	(1,201)
Reclassiﬁcations	(21)	358
Translation differences	(307)	(19)
Closing balance	kr 3,638	kr 3,840